Segment Reporting - Summary of Timing of Recognition of Group Revenue (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of performance obligations [line items]
Revenue	€ 76,442,505	€ 66,790,840	€ 49,743,515
Operating segments [member] | Proprietary development segment [member]
Disclosure of performance obligations [line items]
Revenue	53,610,000	17,635,000	621,000
Operating segments [member] | Partnered discovery segment [member]
Disclosure of performance obligations [line items]
Revenue	22,832,000	€ 49,156,000	€ 49,123,000
Operating segments [member] | Performance obligations satisfied at point in time [member] | Proprietary development segment [member]
Disclosure of performance obligations [line items]
Revenue	53,610,000
Operating segments [member] | Performance obligations satisfied at point in time [member] | Partnered discovery segment [member]
Disclosure of performance obligations [line items]
Revenue	22,268,000
Operating segments [member] | Performance obligations satisfied over time [member] | Proprietary development segment [member]
Disclosure of performance obligations [line items]
Revenue	0
Operating segments [member] | Performance obligations satisfied over time [member] | Partnered discovery segment [member]
Disclosure of performance obligations [line items]
Revenue	€ 564,000